Annual Total Returns [BarChart] - LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	0.22%
2012	11.15%
2013	9.81%
2014	3.97%
2015	(6.52%)
2016	5.62%
2017	14.82%
2018	(8.18%)
2019	15.75%
2020	7.02%